Accounting policies, presentation and estimates (Details) £ in Millions	6 Months Ended
	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure of credit risk exposure [line items]
Tax relief on coupons on other equity instruments	£ 26	£ 26
Allowance for impairment losses
Allowance account for credit losses of financial assets	£ 3,371		£ 3,213
Averaged period (in years)	5 years
Impact of multiple economic scenarios
Base case	£ 3,176		2,951
Probability, weighted	3,371		3,213
Difference	195		262
Drawn balance
Allowance for impairment losses
Allowance account for credit losses of financial assets	3,201		£ 3,023	£ 3,224
UK Mortgages
Impact of multiple economic scenarios
Base case	501
Probability, weighted	619
Difference	118
Other Retail
Impact of multiple economic scenarios
Base case	1,365
Probability, weighted	1,386
Difference	21
Commercial [Member]
Impact of multiple economic scenarios
Base case	1,284
Probability, weighted	1,340
Difference	56
Other [Member]
Impact of multiple economic scenarios
Base case	26
Probability, weighted	26
Start to trough
Impact of multiple economic scenarios
Difference	£ 50
Base Case Scenario
Economic assumptions
Weightage	30
Interest rate	1.25		1.25
Unemployment rate	4.3		4.5
House price growth	1.5		2.5
CRE price growth	(0.2)		0.4
Base Case Scenario | Start to peak
Economic assumptions
Interest rate	1.75		1.75
Unemployment rate	4.7		4.8
House price growth	7.3		13.7
CRE price growth	(0.6)		0.1
Base Case Scenario | Start to trough
Economic assumptions
Interest rate	0.75		0.75
Unemployment rate	3.8		4.1
House price growth	(1.1)		0.4
CRE price growth	(1.5)		(0.1)
Upside Scenario
Economic assumptions
Weightage	30
Interest rate	2.05		2.34
Unemployment rate	3.8		3.9
House price growth	5.2		6.1
CRE price growth	1.6		5.3
Upside Scenario | Start to peak
Economic assumptions
Interest rate	2.70		4.00
Unemployment rate	4.5		4.3
House price growth	28.8		34.9
CRE price growth	8.4		26.9
Upside Scenario | Start to trough
Economic assumptions
Interest rate	0.75		0.75
Unemployment rate	3.4		3.5
House price growth	(0.5)		2.3
CRE price growth	0.0		0.0
Downside Scenario
Economic assumptions
Weightage	30
Interest rate	0.49		1.30
Unemployment rate	5.7		5.3
House price growth	(2.3)		(4.8)
CRE price growth	(4.9)		(4.7)
Downside Scenario | Start to peak
Economic assumptions
Interest rate	0.75		1.75
Unemployment rate	7.0		6.3
House price growth	(1.6)		0.6
CRE price growth	(1.0)		(0.5)
Downside Scenario | Start to trough
Economic assumptions
Interest rate	0.31		0.75
Unemployment rate	3.8		4.3
House price growth	(12.0)		(26.5)
CRE price growth	(23.8)		(23.8)
Severe Downside Scenario
Economic assumptions
Weightage	10
Interest rate	0.11		0.71
Unemployment rate	7.0		6.9
House price growth	(7.4)		(7.5)
CRE price growth	(9.5)		(6.4)
Severe Downside Scenario | Start to peak
Economic assumptions
Interest rate	0.75		1.25
Unemployment rate	8.1		8.6
House price growth	(2.2)		(1.6)
CRE price growth	(1.6)		(0.5)
Severe Downside Scenario | Start to trough
Economic assumptions
Interest rate	0.01		0.25
Unemployment rate	3.9		4.2
House price growth	(33.2)		(33.5)
CRE price growth	(40.7)		(33.8)